Business Combination (Tables)	6 Months Ended
Sep. 30, 2023
Business Combinations [Abstract]
Schedule of Discounted Cash Flow Method After Considering a Discount	According to the independent valuation report, the purchase price was allocated to the assets acquired and liabilities assumed based on their fair values was as follows:
Fair value of total consideration transferred:
Equity instrument (1.374 million Class A Ordinary Shares issued)	$7,081,250

Subtotal	$7,081,250

Recognized amounts of identifiable assets acquired and liability assumed:
Cash	$555
Intangible asset –proprietary technology	1,900,000
Current liabilities	(3,341)
Total identifiable net assets	$1,897,215
Fair value of non-controlling interests	-
Goodwill*	$5,184,036
*	The goodwill generated from the expected synergies from the output capacity of the transaction and service scenario of the Web 3.0 era. 2lab3 believes that the decentralized networks of Web 3.0 offer an alternative to the status quo of the current digital world. 2lab3 also offers omni-channel marketing solutions for its clients to grow their internet presence and helps its clients design, launch, promote, and manage their virtual products, such as non-fungible tokens (NFTs).
Fair value of total consideration transferred:
Equity instrument (4.2 million Class A Ordinary Shares issued)	$3,736,320
Cash consideration	7,492,391
Subtotal	$11,228,711

Recognized amounts of identifiable assets acquired and liability assumed:
Cash	$59,091
Current assets other than cash	13,591,825
Intangible asset – customer relationships	4,214,470
Current liabilities	(13,650,246)
Deferred tax liabilities	(1,053,617)
Total identifiable net assets	$3,161,523
Fair value of non-controlling interests*	4,010,254
Goodwill*	$12,077,442
*	The goodwill generated from the expected synergies from the output capacity of the transaction and service scenario of the multi-industry, full-link and full-closed-loop of Shennong.
Fair value of total consideration transferred:
Equity instrument (10 million Class A Ordinary Shares issued)	$3,650,000
Cash consideration	8,000,000

Subtotal	$11,650,000

Recognized amounts of identifiable assets acquired and liability assumed:
Cash	$1,164
Current assets other than cash	1,882,139
Property, plant and equipment, net	187
Intangible asset – customer relationships	4,582,227
Current liabilities	(1,829,733)
Deferred tax liabilities	(1,145,557)
Total identifiable net assets	$3,490,427
Fair value of non-controlling interests	-
Goodwill*	$8,159,573
*	The goodwill generated from the expected synergies from the cooperation of developing the health commodities business stably, combining the production and supply, jointly build a perfect supply chain system with Hekangyuan.